Research and Development (Tables)	12 Months Ended
Oct. 31, 2023
Research and Development Table [abstract]
Schedule of Research and Development
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2023	2022	2021

Research and preclinical studies	$1,159,147	$2,380,942	$-
Salaries, regulatory, professional and other expenses	469,667	666,125	473,652
Share-based compensation (Notes 6, 10 and 11)	45,870	213,299	-
Reimbursements (Note 6)	(141,409)	(194,205)	-
Amortization of intangible assets	10,954	14,830	-
Total research and development, net	$1,544,229	$3,080,991	$473,652